Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000135675 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.10%
C000135675 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.00%
C000135675 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.80%
C000135675 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000135675 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000135675 | FR_01F050676
Holdings [Line Items]
Percent of Total Investments	2.70%
C000135675 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000135675 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000135675 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000135675 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000135675 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	30.30%
C000135675 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.10%
C000135675 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.50%
C000135675 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000135675 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000135675 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.70%
C000135675 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.80%
C000135675 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.20%
C000135675 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000135675 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	61.70%
C000023784 | FR_02079K107
Holdings [Line Items]
Percent of Total Investments	5.10%
C000023784 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	5.00%
C000023784 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023784 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.00%
C000023784 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	2.90%
C000023784 | FR_01F050676
Holdings [Line Items]
Percent of Total Investments	2.70%
C000023784 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.40%
C000023784 | FR_46625H100
Holdings [Line Items]
Percent of Total Investments	2.00%
C000023784 | FR_532457108
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023784 | FR_92826C839
Holdings [Line Items]
Percent of Total Investments	1.70%
C000023784 | Visa, Inc.A
Holdings [Line Items]
Percent of Total Investments	30.30%
C000023784 | Asset Other Line
Holdings [Line Items]
Percent of Total Investments	2.10%
C000023784 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.50%
C000023784 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.50%
C000023784 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000023784 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	4.70%
C000023784 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.80%
C000023784 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	8.20%
C000023784 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	9.10%
C000023784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	61.70%